FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gain (loss) from the change:
Increase of 5% in exchange rate	$ 29	$ 8
Decrease of 5% in exchange rate	$ (29)	$ (8)